Loss per share - Schedule of Net Loss per Common Share (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Earnings per share [abstract]
Issued common shares (in shares)		151,170,305
Weighted average number of Common Shares - Basic (in shares)	153,765,412	150,404,130
Weighted average number of Common Shares - Diluted (in shares)	153,765,412	150,404,130
Diluted net loss per share (in USD per share)	$ (1.07)	$ (7.11)
Basic net loss per share (in USD per share)	$ (1.07)	$ (7.11)